Value Line Larger Companies Focused Fund, Inc.
Schedule of Investments (unaudited)
September 30, 2023

Shares		Value
COMMON STOCKS 99.5%
COMMUNICATION SERVICES 17.3%
	INTERNET 17.3%
95,000	Alphabet, Inc. Class A(1)	$12,431,700
195,000	Match Group, Inc.(1)	7,639,125
47,000	Meta Platforms, Inc. Class A(1)	14,109,870
16,000	Netflix, Inc.(1)	6,041,600
50,000	Roku, Inc.(1)	3,529,500
300,000	Snap, Inc. Class A(1)	2,673,000
		46,424,795
CONSUMER DISCRETIONARY 17.7%
	AUTO MANUFACTURERS 5.1%
290,000	Rivian Automotive, Inc. Class A(1)(2)	7,041,200
26,000	Tesla, Inc.(1)	6,505,720
		13,546,920
	ENTERTAINMENT 1.2%
110,000	DraftKings, Inc. Class A(1)	3,238,400
	INTERNET 8.7%
43,000	Alibaba Group Holding Ltd. ADR(1)	3,729,820
97,000	Amazon.com, Inc.(1)	12,330,640
2,400	Booking Holdings, Inc.(1)	7,401,480
		23,461,940
	RETAIL 2.7%
11,000	Lululemon Athletica, Inc.(1)	4,241,710
7,600	Ulta Beauty, Inc.(1)	3,035,820
		7,277,530
		47,524,790
ENERGY 4.8%
	OIL & GAS 4.8%
37,000	Diamondback Energy, Inc.	5,730,560
31,000	Pioneer Natural Resources Co.	7,116,050
		12,846,610
FINANCIALS 6.2%
	COMMERCIAL SERVICES 0.9%
40,000	PayPal Holdings, Inc.(1)	2,338,400
	DIVERSIFIED FINANCIALS 4.6%
29,000	Blackstone, Inc.	3,107,060
40,000	Visa, Inc. Class A	9,200,400
		12,307,460
	INTERNET 0.7%
200,000	Robinhood Markets, Inc. Class A(1)	1,962,000
		16,607,860
HEALTHCARE 15.3%
	BIOTECHNOLOGY 7.8%
70,000	BioMarin Pharmaceutical, Inc.(1)	6,193,600
370,000	Exelixis, Inc.(1)	8,084,500
19,000	Vertex Pharmaceuticals, Inc.(1)	6,607,060
		20,885,160
	HEALTHCARE PRODUCTS 3.9%
154,000	Exact Sciences Corp.(1)	10,505,880
	PHARMACEUTICALS 3.6%
67,000	DexCom, Inc.(1)	6,251,100
Shares		Value
COMMON STOCKS 99.5% (continued)
HEALTHCARE 15.3% (continued)
	PHARMACEUTICALS 3.6% (continued)
290,000	Revance Therapeutics, Inc.(1)	$3,326,300
		9,577,400
		40,968,440
INDUSTRIALS 6.5%
	INTERNET 6.5%
380,000	Uber Technologies, Inc.(1)	17,476,200
INFORMATION TECHNOLOGY 31.7%
	COMPUTERS 4.5%
29,000	Apple, Inc.	4,965,090
43,000	Crowdstrike Holdings, Inc. Class A(1)	7,197,340
		12,162,430
	INTERNET 3.3%
65,000	Okta, Inc.(1)	5,298,150
67,000	Shopify, Inc. Class A(1)	3,656,190
		8,954,340
	SEMICONDUCTORS 9.1%
90,000	Advanced Micro Devices, Inc.(1)	9,253,800
35,000	NVIDIA Corp.	15,224,650
		24,478,450
	SOFTWARE 14.8%
6,700	Intuit, Inc.	3,423,298
32,500	Microsoft Corp.	10,261,875
48,000	Salesforce, Inc.(1)	9,733,440
12,700	ServiceNow, Inc.(1)	7,098,792
55,000	Twilio, Inc. Class A(1)	3,219,150
27,000	Workday, Inc. Class A(1)	5,800,950
		39,537,505
		85,132,725
TOTAL COMMON STOCKS (Cost $200,842,866)		266,981,420
SHORT-TERM INVESTMENTS 0.6%
	MONEY MARKET FUNDS 0.6%
1,555,629	State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.29%(3)	1,555,629
TOTAL SHORT-TERM INVESTMENTS (Cost $1,555,629)		1,555,629
TOTAL INVESTMENTS IN SECURITIES 100.1% (Cost $202,398,495)		$268,537,049
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.1)%		(319,961)
NET ASSETS(4) 100.0%		$268,217,088

See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of September 30, 2023, the market value of the securities on loan was $7,041,200.
(3)	Rate reflects 7 day yield as of September 30, 2023.
(4)
For federal income tax purposes, the aggregate cost was
$202,398,495, aggregate gross unrealized appreciation
was $91,172,347, aggregate gross unrealized
depreciation was $25,033,793 and the net unrealized
appreciation was $66,138,554.

ADR	American Depositary Receipt.
See Supplementary Notes to Financial Statements.

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2023:
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$266,981,420	$—	$—	$266,981,420
Short-Term Investments	1,555,629	—	—	1,555,629
Total Investments in Securities	$268,537,049	$—	$—	$268,537,049

*	See Schedule of Investments for further breakdown by category.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
During the period ended September 30, 2023, there were no Level 3 investments.